Condensed Consolidated Statement of Financial Position (Parenthetical) (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Accounts Receivable, Allowance for Credit Loss, Current	$ 14,635	$ 9,499
Settlement Receivable, Allowance for Credit Loss, Current	$ 4,895	$ 4,524
Ordinary shares, Par or Stated Value Per Share	$ 0.012	$ 0.012
Common Stock, Shares Authorized	1,600,000,000	1,600,000,000
Common Stock, Shares, Issued	65,697,421	63,676,383
Common Stock, Shares, Outstanding	52,215,472	51,676,354
Treasury stock share issue	13,481,949	12,000,029